VANECK NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 100.1%
Australia : 8.8%
BHP Group Ltd. (ADR) † 99,254 $ 4,817,789
Evolution Mining Ltd. 96,140 428,997
Fortescue Ltd. † 98,280 948,667
Glencore Plc (GBP) 407,633 1,490,835
Northern Star Resources Ltd. 54,986 633,096
Rio Tinto Ltd. † 15,045 1,088,692
Rio Tinto Plc (ADR) 51,901 3,118,212
South32 Ltd. 221,780 445,569
Woodside Energy Group Ltd.
(ADR) 28,695 415,791
13,387,648
Brazil : 4.0%
Centrais Eletricas Brasileiras
SA (ADR) † 97,559 692,669
Petroleo Brasileiro SA (ADR) 40,879 533,062
Suzano SA (ADR) † 58,829 546,521
Vale SA (ADR) 181,803 1,814,394
Wheaton Precious Metals
Corp. (USD) 19,809 1,537,773
Yara International ASA (NOK) 30,208 910,033
6,034,452
Canada : 12.0%
Agnico Eagle Mines Ltd.
(USD) † 26,589 2,882,514
Alamos Gold, Inc. (USD) 23,713 634,086
Barrick Gold Corp. (USD) 94,498 1,837,041
Cameco Corp. (USD) 21,859 899,716
Canadian Natural Resources
Ltd. (USD) 27,645 851,466
Enbridge, Inc. (USD) † 36,576 1,620,683
Franco-Nevada Corp. (USD) 9,016 1,420,561
Kinross Gold Corp. (USD) 63,544 801,290
Northland Power, Inc. † 26,724 365,233
Nutrien Ltd. (USD) † 62,530 3,105,865
Pan American Silver Corp.
(USD) 22,204 573,529
Pembina Pipeline Corp.
(USD) 10,606 424,558
Suncor Energy, Inc. (USD) 21,993 851,569
TC Energy Corp. (USD) 12,267 579,125
Teck Resources Ltd. (USD) 26,391 961,424
West Fraser Timber Co. Ltd.
(USD) † 5,531 425,555
18,234,215
China : 1.0%
GCL Technology Holdings
Ltd. (HKD) * † 2,464,000 311,466
Wilmar International Ltd.
(SGD) 493,864 1,224,105
1,535,571
Denmark : 1.0%
Orsted AS 144A * 14,707 641,615
Vestas Wind Systems A/S * 63,620 879,252
1,520,867
Finland : 0.9%
Stora Enso Oyj 44,145 417,905
Number
of Shares Value
Finland (continued)
UPM-Kymmene Oyj † 36,737 $ 984,589
1,402,494
France : 1.6%
TotalEnergies SE (ADR) † 37,451 2,422,705
Underline
Germany : 2.1%
Bayer AG 133,356 3,193,552
Underline
India : 1.0%
Reliance Industries Ltd.
(USD) 144A (GDR) † 26,613 1,556,739
Underline
Israel : 0.0%
Enlight Renewable Energy
Ltd. * 1 13
Underline
Italy : 0.4%
Eni SpA (ADR) † 20,744 641,612
Underline
Japan : 2.5%
JFE Holdings, Inc. † 39,964 492,095
Kubota Corp. † 132,300 1,639,804
Nippon Steel Corp. † 57,100 1,225,678
Oji Holdings Corp. † 90,176 379,146
3,736,723
Liechtenstein : 0.4%
Antofagasta Plc (GBP) 25,962 564,795
Underline
Luxembourg : 0.5%
ArcelorMittal SA (USD) 25,903 747,301
Underline
Mexico : 0.6%
Grupo Mexico SAB de CV 185,164 926,080
Underline
New Zealand : 0.5%
Contact Energy Ltd. † 77,588 403,001
Meridian Energy Ltd. 129,047 409,280
812,281
Norway : 1.2%
Equinor ASA (ADR) 18,441 487,765
Mowi ASA 70,905 1,312,652
1,800,417
Russia : 0.0%
Evraz Plc (GBP) *∞ 10,824 0
Gazprom PJSC *∞ 125,520 0
GMK Norilskiy Nickel PAO *∞ 128,400 0
GMK Norilskiy Nickel PAO
(ADR) *∞ 17 0
LUKOIL PJSC ∞ 3,739 0
Novatek PJSC *∞ 19,580 0
Novolipetsk Steel PJSC 26,910 0
PhosAgro PJSC ∞ 4,623 0
PhosAgro PJSC (USD)
(GDR) ∞ 89 0
PhosAgro PJSC (USD)
(GDR) ∞ 1 0
Polyus PJSC (USD) (GDR) *∞ 1,669 0
Rosneft Oil Co. PJSC ∞ 13,000 0
Severstal PAO (USD)
(GDR) *∞ 4,118 0
Surgutneftegas PAO ∞ 371,430 0

VANECK NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Number
of Shares Value
Russia (continued)
Tatneft PJSC (ADR) *∞ 2,680 $ 0
0
South Africa : 3.1%
Anglo American Plc (GBP) 62,609 1,753,471
Anglogold Ashanti Plc (USD) 24,715 917,421
Gold Fields Ltd. (ADR) 50,049 1,105,582
Harmony Gold Mining Co.
Ltd. (ADR) 32,238 476,155
Impala Platinum Holdings
Ltd. * 57,084 391,771
4,644,400
South Korea : 0.6%
POSCO Holdings, Inc. (ADR) † 18,228 866,377
Underline
Spain : 3.5%
Iberdrola SA 329,065 5,308,365
Underline
Sweden : 1.0%
Boliden AB 17,078 560,748
Holmen AB † 8,751 346,778
Svenska Cellulosa AB SCA * † 38,967 514,481
1,422,007
Taiwan : 0.4%
China Steel Corp. 838,672 568,528
Underline
United Kingdom : 6.9%
BP Plc (ADR) † 41,975 1,418,335
CNH Industrial NV (USD) † 86,044 1,056,621
Shell Plc (ADR) † 109,751 8,042,553
10,517,509
United States : 46.1%
AGCO Corp. † 10,130 937,734
Archer-Daniels-Midland Co. 46,297 2,222,719
Bunge Global SA 16,503 1,261,159
CF Industries Holdings, Inc. 20,448 1,598,011
Cheniere Energy, Inc. 3,514 813,140
Chevron Corp. 48,438 8,103,193
ConocoPhillips 17,846 1,874,187
Corteva, Inc. 79,235 4,986,259
Darling Ingredients, Inc. * 28,642 894,776
Deere & Co. 15,688 7,363,163
Devon Energy Corp. 10,529 393,785
Diamondback Energy, Inc. 3,091 494,189
EOG Resources, Inc. 6,458 828,174
Exxon Mobil Corp. 67,764 8,059,173
First Solar, Inc. * 5,687 719,007
Freeport-McMoRan, Inc. 58,626 2,219,580
Hess Corp. 4,469 713,833
Ingredion, Inc. 9,301 1,257,588
Kinder Morgan, Inc. 28,218 805,060
Louisiana-Pacific Corp. 4,603 423,384
Marathon Petroleum Corp. 4,551 663,035
Mosaic Co. 44,785 1,209,643
Newmont Corp. 46,781 2,258,587
NextEra Energy, Inc. 94,244 6,680,957
Nucor Corp. 8,995 1,082,458
Occidental Petroleum Corp. 10,785 532,348
ONEOK, Inc. 8,788 871,945
Phillips 66 5,890 727,297
Number
of Shares Value
United States (continued)
Reliance, Inc. 2,406 $ 694,732
Royal Gold, Inc. 2,650 433,302
Schlumberger NV 16,958 708,844
Steel Dynamics, Inc. 7,241 905,704
Targa Resources Corp. 2,826 566,528
The Williams Companies, Inc. 16,700 997,992
Toro Co. 12,521 910,903
Tyson Foods, Inc. 34,987 2,232,520
UFP Industries, Inc. 4,114 440,363
United States Steel Corp. † 12,046 509,064
Valero Energy Corp. 4,690 619,408
Weyerhaeuser Co. 35,399 1,036,483
70,050,227
Total Common Stocks
(Cost: $149,016,931) 151,894,878
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
2.7%
Money Market Fund: 2.7%
(Cost: $4,141,640)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4,141,640 4,141,640
Total Investments: 102.8%
(Cost: $153,158,571) 156,036,518
Liabilities in excess of other assets: (2.8)% (4,191,551)
NET ASSETS: 100.0% $ 151,844,967

FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
GBP British Pound
GDR Global Depositary Receipt
HKD Hong Kong Dollar
NOK Norwegian Krone
SGD Singapore Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $31,691,243.
* Non-income producing
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,198,354, or 1.4% of net assets.